Investment In Properties (Tables)	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Schedule Of Investment In Properties

	December 31, 2011	December 31, 2010
Operating properties	$3,100,172	$2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668

Total Investment in Properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)

Net Investment in Properties	$2,571,749	2,508,731

Schedule Of Intangible Lease Assets

	December 31, 2011			December 31, 2010
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible lease assets	$77,692	$(38,549)	$39,143	$83,394	$(42,168)	$41,226
Above market rent	7,087	(5,191)	1,896	10,103	(6,955)	3,148
Below market rent	(26,905)	8,008	(18,897)	(25,043)	6,295	(18,748)

Schedule Of Estimated Amortization Of Intangible Lease Assets And Above/Below Market Rents

For the Period Ended December 31,	Estimated Net Amortization of Intangible Lease Assets	Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents
2012	9,551	(720)
2013	6,348	(1,211)
2014	5,033	(1,061)
2015	3,881	(899)
2016	2,720	(691)
Thereafter	11,610	(12,419)

Total	$39,143	$(17,001)